                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21882

               Oppenheimer Rochester North Carolina Municipal Fund (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester North Carolina Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                                        COUPON    MATURITY        VALUE
-----------                                                                     -------   ----------   ------------
MUNICIPAL BONDS AND NOTES--118.3%
NORTH CAROLINA--46.3%
$ 1,400,000   Albermarle, NC Hospital Authority(1)                              5.250%    10/01/2038   $  1,059,422
    140,000   Asheville, NC Hsg. Authority (Woodridge Apartments)(1)            5.750     11/20/2029        140,063
     10,000   Asheville, NC Hsg. Authority (Woodridge Apartments)(1)            5.800     11/20/2039         10,003
  1,000,000   Buncombe County, NC (Woodfin Downtown Corridor Devel.)(1)         7.250     08/01/2034        898,660
    645,000   Charlotte, NC Douglas International Airport Special Facilities
              (US Airways)(1)                                                   5.600     07/01/2027        455,299
  2,750,000   Charlotte, NC Douglas International Airport Special Facilities
              (US Airways)(1)                                                   7.750     02/01/2028      2,367,090
  3,185,000   Charlotte, NC Douglas International Airport,
              Series B(1)                                                       6.000     07/01/2017      3,221,755
  1,000,000   Charlotte, NC Douglas International Airport,
              Series B(1)                                                       6.000     07/01/2024      1,010,750
    285,000   Columbus County, NC IF&PCFA (International Paper Company)(1)      5.800     12/01/2016        285,046
     60,000   Columbus County, NC IF&PCFA (International Paper Company)(1)      5.850     12/01/2020         59,624
    100,000   Columbus County, NC IF&PCFA (International Paper Company)(1)      6.250     11/01/2033        100,778
  2,200,000   Durham, NC Hsg. Authority (Naples Terrace Apartments)(1)          5.700     06/01/2033      2,216,808
    110,000   Halifax County, NC IF&PCFA (Champion International Corp.)(1)      5.450     11/01/2033         96,812
     90,000   Halifax County, NC IF&PCFA (International Paper Company)(1)       5.900     09/01/2025         88,772
  2,400,000   Haywood County, NC IF&PCFA (International Paper Company)(1)       4.450     03/01/2024      2,046,936
      5,000   NC Capital Facilities Finance Agency (Duke University)(1)         5.125     10/01/2041          5,072
  1,455,000   NC Capital Facilities Finance Agency (Meredith College)(1)        6.000     06/01/2031      1,466,378
  1,500,000   NC Capital Facilities Finance Agency (Meredith College)(1)        6.125     06/01/2035      1,503,315
     10,000   NC Eastern Municipal Power Agency(2)                              5.125     01/01/2012         10,029
     25,000   NC Eastern Municipal Power Agency(1)                              6.500     01/01/2018         29,374
     65,000   NC Eastern Municipal Power Agency, Series B(1)                    5.500     01/01/2021         65,056
     35,000   NC Eastern Municipal Power Agency, Series B(1)                    5.500     01/01/2021         35,030
      5,000   NC Educational Facilities Finance Agency (Davidson College)(1)    5.100     12/01/2012          5,016
    725,000   NC Educational Facilities Finance Agency (St. Augustine's
              College)(1)                                                       5.250     10/01/2018        653,493
    880,000   NC Educational Facilities Finance Agency (St. Augustine's
              College)(1)                                                       5.250     10/01/2028        699,477
     80,000   NC HFA(1)                                                         5.625     07/01/2030         80,026
    230,000   NC HFA(1)                                                         5.750     03/01/2017        238,666


            1 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                                        COUPON    MATURITY        VALUE
-----------                                                                     -------   ----------   ------------
$    25,000   NC HFA(1)                                                         6.000%    01/01/2016   $     25,033
    185,000   NC HFA(1)                                                         6.000     07/01/2016        185,242
     20,000   NC HFA (Home Ownership)(2)                                        5.100     07/01/2017         20,020
     60,000   NC HFA (Home Ownership)(1)                                        5.150     01/01/2019         60,021
      5,000   NC HFA (Home Ownership)(2)                                        5.200     01/01/2020          5,002
     70,000   NC HFA (Home Ownership)(1)                                        5.200     07/01/2026         70,005
     15,000   NC HFA (Home Ownership)(2)                                        5.250     07/01/2011         15,028
     90,000   NC HFA (Home Ownership)(1)                                        5.250     07/01/2026         90,009
     10,000   NC HFA (Home Ownership)(1)                                        5.250     07/01/2034         10,325
      5,000   NC HFA (Home Ownership)(1)                                        5.375     01/01/2029          5,001
     20,000   NC HFA (Home Ownership)(1)                                        5.400     07/01/2032         20,019
    330,000   NC HFA (Home Ownership)(1)                                        6.200     01/01/2029        330,267
     10,000   NC HFA (Multifamily Mtg.)(1)                                      6.700     01/01/2027         10,014
     20,000   NC HFA (Multifamily)(1)                                           5.950     07/01/2021         20,022
     10,000   NC HFA (Single Family)(1)                                         5.350     09/01/2028         10,003
      5,000   NC HFA (Single Family)(1)                                         5.600     09/01/2019          5,164
     25,000   NC HFA (Single Family)(1)                                         5.700     09/01/2026         25,028
     40,000   NC HFA (Single Family)(1)                                         5.850     09/01/2028         40,022
     30,000   NC HFA (Single Family)(2)                                         5.950     09/01/2017         30,048
     10,000   NC HFA (Single Family)(1)                                         6.125     03/01/2018         10,224
     10,000   NC HFA (Single Family)(2)                                         6.150     03/01/2017         10,013
     35,000   NC HFA (Single Family)(2)                                         6.200     03/01/2018         35,044
     20,000   NC HFA (Single Family)(2)                                         6.250     03/01/2017         20,037
    125,000   NC HFA (Single Family)(1)                                         6.250     09/01/2027        129,613
      5,000   NC HFA (Single Family)(1)                                         6.450     09/01/2027          5,005
    650,000   NC HFA (Single Family)(1)                                         6.500     09/01/2026        660,394
    960,000   NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)(1)       5.800     10/01/2034        926,918
     30,000   NC Medical Care Commission (Baptist Retirement)(1)                6.300     10/01/2021         27,545
      5,000   NC Medical Care Commission (Carolina Medicorp)(1)                 5.250     05/01/2026          5,003
     15,000   NC Medical Care Commission (Deerfield Episcopal Retirement
              Community)(1)                                                     5.000     11/01/2023         14,085
    380,000   NC Medical Care Commission (Deerfield Episcopal Retirement
              Community)(1)                                                     6.125     11/01/2038        373,152
  8,000,000   NC Medical Care Commission (Duke University Health System)(3)     5.000     06/01/2042      8,020,160
     25,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes
              Obligated Group)(1)                                               5.500     10/01/2031         22,647
    270,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes
              Obligated Group)(1)                                               5.600     10/01/2036        239,339
     10,000   NC Medical Care Commission (Grace Healthcare System)(1)           5.250     10/01/2016         10,009
    185,000   NC Medical Care Commission (Halifax Regional Medical Center)(1)   5.000     08/15/2018        163,971
     55,000   NC Medical Care Commission (Halifax Regional Medical Center)(1)   5.000     08/15/2024         43,825


             2 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                                        COUPON    MATURITY        VALUE
-----------                                                                     -------   ----------   ------------
$ 1,000,000   NC Medical Care Commission (Pennybyrn at Maryfield)(1)            6.125%    10/01/2035   $    737,850
     10,000   NC Medical Care Commission (Scotland Health Memorial
              Hospital)(2)                                                      5.375     10/01/2011         10,015
     25,000   NC Medical Care Commission (Southeastern Regional Medical
              Center/Health Horizons Obligated Group)(1)                        6.250     06/01/2029         25,285
    195,000   NC Medical Care Commission (Southminster)(1)                      6.125     10/01/2018        195,012
     25,000   NC Medical Care Commission (STHS)(1)                              6.250     10/01/2019         25,170
    260,000   NC Medical Care Commission (STHS/STMH/STM/HCC)(1)                 6.375     10/01/2029        260,881
     15,000   NC Medical Care Commission (STTLC)(1)                             5.375     10/01/2014         15,012
    125,000   NC Medical Care Commission (Village at Brookwood)(1)              6.375     01/01/2022        108,215
    135,000   NC Medical Care Commission (Well-Spring Retirement Community)(1)  5.375     01/01/2020        126,982
     45,000   NC Medical Care Commission (Well-Spring Retirement Community)(1)  6.250     01/01/2027         41,196
     20,000   NC Medical Care Commission Hospital (Almance Health System)(1)    5.500     08/15/2013         20,059
    500,000   NC Medical Care Commission Retirement Facilities (Carolina
              Village)(1)                                                       6.000     04/01/2038        391,300
      5,000   NC Medical Care Commission Retirement Facilities (Cypress Glen
              Retirement Community)(1)                                          6.000     10/01/2033          4,499
     25,000   NC Medical Care Commission Retirement Facilities (The Forest at
              Duke)(1)                                                          5.100     09/01/2013         25,029
      5,000   NC Medical Care Commission Retirement Facilities (The United
              Methodist Retirement Homes)                                       5.500     10/01/2035          4,317
  1,850,000   NC Medical Care Commission Retirement Facilities (Village at
              Brookwood)(1)                                                     5.250     01/01/2032      1,332,500
     85,000   Northampton County, NC IF&PCFA (Champion International Corp.)(1)  6.450     11/01/2029         85,077
    500,000   Northern Hospital District of Surry County, NC Health Care
              Facilities(1)                                                     6.250     10/01/2038        504,425
                                                                                                       ------------
                                                                                                         34,454,831
U.S. POSSESSIONS--72.0%
     25,000   Guam GO(2)                                                        5.375     11/15/2013         25,024
    300,000   Guam GO(1)                                                        6.750     11/15/2029        308,673
    450,000   Guam GO(1)                                                        7.000     11/15/2039        463,190
    250,000   Guam Government Waterworks Authority & Wastewater System(1)       5.875     07/01/2035        232,423
     25,000   Guam Power Authority, Series A(1)                                 5.250     10/01/2013         24,535
     60,000   Guam Power Authority, Series A(1)                                 5.250     10/01/2023         55,151
     75,000   Guam Power Authority, Series A(1)                                 5.250     10/01/2023         68,939
    210,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
              (TASC)(1)                                                         5.250     06/01/2032        175,337
 67,775,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
              (TASC)                                                            7.250(4)  06/01/2057        961,050
    500,000   Northern Mariana Islands Commonwealth, Series A(1)                5.000     06/01/2017        449,490


             3 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                                        COUPON    MATURITY        VALUE
-----------                                                                     -------   ----------   ------------
$ 3,370,000   Northern Mariana Islands Commonwealth, Series A(1)                5.000%    06/01/2030   $  2,478,871
    500,000   Puerto Rico Aqueduct & Sewer Authority(1)                         0.000(5)  07/01/2024        487,415
    850,000   Puerto Rico Aqueduct & Sewer Authority(1)                         6.000     07/01/2038        864,705
  4,300,000   Puerto Rico Aqueduct & Sewer Authority(1)                         6.000     07/01/2044      4,368,580
  1,085,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.375     05/15/2033      1,041,047
  2,250,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.500     05/15/2039      1,930,500
  3,700,000   Puerto Rico Children's Trust Fund (TASC)(1)                       5.625     05/15/2043      3,215,670
 20,870,000   Puerto Rico Children's Trust Fund (TASC)                          6.460(4)  05/15/2050        758,833
 39,500,000   Puerto Rico Children's Trust Fund (TASC)                          7.625(4)  05/15/2057        615,805
    100,000   Puerto Rico Commonwealth GO(1)                                    5.000     07/01/2026         94,416
     20,000   Puerto Rico Commonwealth GO(1)                                    5.000     07/01/2028         18,716
     70,000   Puerto Rico Commonwealth GO(1)                                    5.125     07/01/2031         64,397
    395,000   Puerto Rico Commonwealth GO(1)                                    5.250     07/01/2030        373,212
    500,000   Puerto Rico Commonwealth GO(1)                                    6.500     07/01/2037        520,845
     85,000   Puerto Rico Convention Center Authority(1)                        5.000     07/01/2027         82,776
  4,000,000   Puerto Rico Electric Power Authority, Series UU(1)                0.890(6)  07/01/2031      2,813,000
     10,000   Puerto Rico HFC(1)                                                5.100     12/01/2018         10,193
     50,000   Puerto Rico HFC (Homeowner Mtg.)(1)                               5.100     12/01/2031         50,118
     25,000   Puerto Rico Highway & Transportation Authority(1)                 5.000     07/01/2022         24,056
  3,200,000   Puerto Rico Highway & Transportation Authority, Series N(1)       0.724(6)  07/01/2045      1,534,400
    335,000   Puerto Rico IMEPCF (American Airlines)                            6.450     12/01/2025        253,300
     35,000   Puerto Rico IMEPCF (American Home Products)(1)                    5.100     12/01/2018         35,080
  1,650,000   Puerto Rico Infrastructure(1)                                     5.000     07/01/2046      1,402,517
  1,000,000   Puerto Rico Infrastructure                                        7.000(4)  07/01/2032        208,310
    450,000   Puerto Rico Infrastructure                                        7.000(4)  07/01/2033         85,914
    250,000   Puerto Rico Infrastructure                                        7.000(4)  07/01/2035         39,690
  3,000,000   Puerto Rico Infrastructure                                        7.332(4)  07/01/2030        746,460
    725,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                      6.250     10/01/2024        697,914
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                      6.500     10/01/2037      1,935,475
  2,150,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                 5.000     03/01/2036      1,694,910
     35,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                 5.375     02/01/2019         33,483
    580,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                 5.375     02/01/2029        506,334
     50,000   Puerto Rico ITEMECF (Ashford Presbyterian Community)(1)           6.700     11/01/2020         50,064
     45,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                   5.500     07/01/2026         43,394
  1,000,000   Puerto Rico ITEMECF (University of the Sacred Heart)(1)           5.250     09/01/2031        932,560
  1,930,000   Puerto Rico Port Authority (American Airlines), Series A          6.250     06/01/2026      1,421,078
    270,000   Puerto Rico Port Authority, Series D(1)                           6.000     07/01/2021        270,181
     40,000   Puerto Rico Port Authority, Series D(1)                           7.000     07/01/2014         40,120
     30,000   Puerto Rico Public Buildings Authority(1)                         5.250     07/01/2033         27,861
    500,000   Puerto Rico Public Buildings Authority(1)                         5.625     07/01/2039        482,240
    250,000   Puerto Rico Public Buildings Authority(1)                         6.250     07/01/2031        264,995


             4 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                                        COUPON    MATURITY        VALUE
-----------                                                                     -------   ----------   ------------
$   500,000   Puerto Rico Public Buildings Authority(1)                         6.750%    07/01/2036   $    543,840
    500,000   Puerto Rico Public Buildings Authority(1)                         7.000     07/01/2021        539,540
    750,000   Puerto Rico Public Buildings Authority(1)                         7.000     07/01/2025        801,405
      5,000   Puerto Rico Public Buildings Authority, Series D(1)               5.250     07/01/2036          4,605
    165,000   Puerto Rico Public Finance Corp., Series A(1)                     5.750     08/01/2027        169,736
  1,500,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                6.500     08/01/2044      1,618,605
 10,000,000   Puerto Rico Sales Tax Financing Corp., Series A                   7.530(4)  08/01/2056        504,400
  8,000,000   Puerto Rico Sales Tax Financing Corp., Series C(3)                5.750     08/01/2057      8,458,360
    200,000   University of Puerto Rico(1)                                      5.000     06/01/2025        188,694
    250,000   University of Puerto Rico(1)                                      5.000     06/01/2026        233,003
    275,000   University of Puerto Rico, Series Q(1)                            5.000     06/01/2030        247,643
    370,000   University of V.I., Series A(1)                                   6.000     12/01/2024        349,106
     30,000   University of V.I., Series A(1)                                   6.250     12/01/2029         28,243
  2,000,000   V.I.  Public Finance Authority (Hovensa Refinery)(1)              4.700     07/01/2022      1,790,040
  1,300,000   V.I.  Public Finance Authority (Hovensa Refinery)(1)              5.875     07/01/2022      1,300,156
  1,240,000   V.I.  Public Finance Authority (Hovensa Refinery)(1)              6.125     07/01/2022      1,248,804
    400,000   V.I.  Public Finance Authority, Series A(1)                       5.000     10/01/2039        357,452
                                                                                                       ------------
                                                                                                         53,666,879
TOTAL INVESTMENTS, AT VALUE (COST $92,539,824)-118.3%                                                    88,121,710
LIABILITIES IN EXCESS OF OTHER ASSETS-(18.3)                                                            (13,642,008)
                                                                                                       ------------
NET ASSETS-100.0%                                                                                      $ 74,479,702
                                                                                                       ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $180,260, which represents 0.24% of the Fund's net assets. See accompanying Notes.

(3.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(4.) Zero coupon bond reflects effective yield on the date of purchase.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(6.) Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:


             5 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                              LEVEL 1--          LEVEL 2--           LEVEL 3--
                              UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                            -------------   -----------------   -------------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   North Carolina                $--           $34,454,831                $--         $34,454,831
   U.S. Possessions               --            53,666,879                 --          53,666,879
                                 ---           -----------                ---         -----------
Total Assets                     $--           $88,121,710                $--         $88,121,710
                                 ---           -----------                ---         -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ARC       Assoc. of Retarded Citizens
GO        General Obligation
HCC       Home Care of the Carolinas
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IF&PCFA   Industrial Facilities and Pollution Control Financing Authority
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
STHS      Stanly Health Services
STM       Stanly Manor
STMH      Stanly Memorial Hospital
STTLC     Stanly Total Living Center
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is


             6 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $12,000,000 as of December 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2009, municipal bond holdings with a value of $16,478,520 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $12,000,000 in short-term floating rate notes issued and outstanding at that date.


             7 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester North Carolina Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                   COUPON    MATURITY
  AMOUNT                  INVERSE FLOATER(1)                RATE (2)     DATE        VALUE
----------   --------------------------------------------   --------   --------   ----------
$2,000,000   NC Medical Care Commission ROLs(3)             15.001%     6/1/42    $2,020,160
 2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)  17.398      8/1/57     2,458,360
                                                                                  ----------
                                                                                  $4,478,520
                                                                                  ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $12,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $93,294,711
                                 ===========
Gross unrealized appreciation    $ 3,497,995
Gross unrealized depreciation     (8,670,996)
                                 -----------
Net unrealized depreciation      $(5,173,001)
                                 ===========


             8 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina
Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010